Equity (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of classes of share capital [abstract]
Disclosure Of Classes Of Share Capital [Text Block]
	For the Year Ended March 31, 2018			For the Year Ended March 31, 2017
	Number	Amount		Number	Amount
Authorized share capital	240,000,000	Rs.	1,200	240,000,000	Rs.	1,200
Fully paid up share capital
Opening number of equity shares/share capital	165,741,713	Rs.	829	170,607,653	Rs.	853
Add: Issue of equity shares on exercise of options	169,194		1	211,564		1
Less: Buyback of equity shares	-		-	(5,077,504)		(25)
Closing number of equity shares/share capital	165,910,907	Rs.	830	165,741,713	Rs.	829

Disclosure of detailed information about dividends [Table Text Block]
The details of dividends paid by the Company are as follows:

	For the Year Ended March 31,
	2018		2017		2016
Dividend per share	Rs.	20	Rs.	20	Rs.	20
Dividend distribution tax on the dividend paid		675		78		695
Dividend paid during the year		3,317		3,312		3,411